Bank credit lines, loan facilities and notes - Narrative (Details) - USD ($) $ in Millions		3 Months Ended
	May 08, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Long-term debt at fair value		$ 3,479.6	$ 3,469.2
The New Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 2,000.0
Debt discount paid	6.8
Senior Secured Notes (the "2027 Notes")* | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750.0
Debt instrument, interest rate (in percent)	5.809%	5.809%	5.809%
Debt instrument, discount rate on underwriting (in percent)	0.00250
Senior Secured Notes (the "2029 Notes")* | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 750.0
Debt instrument, interest rate (in percent)	5.849%	5.849%	5.849%
Debt instrument, discount rate on underwriting (in percent)	0.00350
Senior Secured Notes (the "2034 Notes")* | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 500.0
Debt instrument, interest rate (in percent)	6.00%	6.00%	6.00%
Debt discount paid	$ 0.5
Debt instrument, discount rate on underwriting (in percent)	0.00450
Debt instrument, redemption price, percentage of principal amount redeemed	99.896%
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.50%
Senior Secured Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		2.00%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount						$ 5,515.0
Debt instrument, interest rate (in percent)		6.299%	6.329%			1.00%
Accelerated charge on repayments		$ 0.0		$ 2.0
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.45%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		1.10%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.85%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.65%
Senior Secured Revolving Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.50%
Senior Secured Revolving Loan | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.10%
Senior Secured Revolving Loan | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.00%
Senior Secured Revolving Loan | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)		0.45%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity					$ 500.0	$ 300.0
Senior Secured Credit Facility And Senior Secured Notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid						27.6
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount						$ 500.0
Debt instrument, interest rate (in percent)						2.875%